Segment and Geographic Information - Schedule of revenue disaggregated by revenue type (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and Geographic Information
Revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Services transferred at a point in time
Segment and Geographic Information
Revenue	89	83	257	241	324	310	315
Services transferred over time
Segment and Geographic Information
Revenue	$ 389	$ 362	$ 1,144	$ 1,063	1,426	1,303	1,170
Subscription
Segment and Geographic Information
Revenue					1,426	1,303	1,170
Non-subscription
Segment and Geographic Information
Revenue					324	310	315
CARFAX
Segment and Geographic Information
Revenue					1,142	1,039	928
CARFAX | Services transferred at a point in time
Segment and Geographic Information
Revenue					215	196	180
CARFAX | Services transferred over time
Segment and Geographic Information
Revenue					927	843	748
CARFAX | Subscription
Segment and Geographic Information
Revenue					927	843	748
CARFAX | Non-subscription
Segment and Geographic Information
Revenue					215	196	180
B2B
Segment and Geographic Information
Revenue					608	574	557
B2B | Services transferred at a point in time
Segment and Geographic Information
Revenue					109	114	135
B2B | Services transferred over time
Segment and Geographic Information
Revenue					499	460	422
B2B | Subscription
Segment and Geographic Information
Revenue					499	460	422
B2B | Non-subscription
Segment and Geographic Information
Revenue					$ 109	$ 114	$ 135